WACHTELL, LIPTON, ROSEN & KATZ

MARTIN LIPTON

HERBERT M. WACHTELL

BERNARD W. NUSSBAUM

RICHARD D. KATCHER

PETER C. CANELLOS

MICHAEL W. SCHWARTZ

ALLAN A. MARTIN

BARRY A. BRYER

LAWRENCE B. PEDOWITZ

ROBERT B. MAZUR

PAUL VIZCARRONDO, JR.

PETER C. HEIN

HAROLD S. NOVIKOFF

DAVID M. EINHORN

KENNETH B. FORREST

MEYER G. KOPLOW

THEODORE N. MIRVIS

EDWARD D. HERLIHY

DANIEL A. NEFF

ERIC M. ROTH

WARREN R. STERN

ANDREW R. BROWNSTEIN

MICHAEL H. BYOWITZ

PAUL K. ROWE

MICHAEL B. BENNER

MARC WOLINSKY

DAVID GRUENSTEIN

PATRICIA A. VLAHAKIS

STEPHEN G. GELLMAN

STEVEN A. ROSENBLUM

PAMELA S. SEYMON

STEPHANIE J. SELIGMAN

ERIC S. ROBINSON

JOHN F. SAVARESE

SCOTT K. CHARLES

ANDREW C. HOUSTON

PHILIP MINDLIN

DAVID S. NEILL

JODI J. SCHWARTZ

ADAM O. EMMERICH

CRAIG M. WASSERMAN

ADAM D. CHINN

GEORGE T. CONWAY III

RALPH M. LEVENE

RICHARD G. MASON

KAREN G. KRUEGER

DOUGLAS K. MAYER

DAVID M. SILK

ROBIN PANOVKA

DAVID A. KATZ

MITCHELL S. PRESSER

ILENE KNABLE GOTTS

JEFFREY R. BOFFA

DAVID M. MURPHY

JEFFREY M. WINTNER

TREVOR S. NORWITZ

BEN M. GERMANA

ANDREW J. NUSSBAUM

MICHAEL S. KATZKE

RACHELLE SILVERBERG

DAVID C. BRYAN

STEVEN A. COHEN

GAVIN D. SOLOTAR

DEBORAH L. PAUL

DAVID C. KARP

RICHARD K. KIM

JOSHUA R. CAMMAKER

MARK GORDON

JOSEPH D. LARSON

LAWRENCE S. MAKOW

JARED M. RUSMAN

JEANNEMARIE O’BRIEN

WAYNE M. CARLIN

JAMES COLE, JR.

STEPHEN R. DiPRIMA

NICHOLAS G. DEMMO

IGOR KIRMAN

JONATHAN M. MOSES

51 WEST 52ND STREET

NEW YORK, N.Y. 10019-6150

TELEPHONE: (212) 403-1000

FACSIMILE: (212) 403-2000

_______________

GEORGE A. KATZ (1965-1989)

JAMES H. FOGELSON (1967-1991)

_______________

OF COUNSEL

WILLIAM T. ALLEN

LEONARD M. ROSEN

THEODORE GEWERTZ

ELLIOTT V. STEIN

THEODORE A. LEVINE

J. BRYAN WHITWORTH

NORMAN REDLICH

AMY R. WOLF

JOHN M. RICHMAN

_________

COUNSEL

ADRIENNE ATKINSON

PAMELA EHRENKRANZ

ANDREW J.H. CHEUNG

LAWRENCE A. PASINI

J. AUSTIN LYONS

LORI S. SHERMAN

PAULA N. GORDON

T. EIKO STANGE

DAVID A. SCHWARTZ

ADAM J. SHAPIRO

JED I. BERGMAN

MICHAEL A. CHARISH

DAMIAN G. DIDDEN

MICHAEL E. GILLIGAN

JOHN F. LYNCH

ERIC M. ROSOF

WILLIAM SAVITT

MARTIN J.E. ARMS

BENJAMIN D. FACKLER

ISRAEL FRIEDMAN

DIMITRY JOFFE

ROY J. KATZOVICZ

ROBERT J. LIUBICIC

GREGORY E. OSTLING

JONATHAN E. PICKHARDT

GREGORY N. RACZ

EDWARD J.W. BLATNIK

BENJAMIN S. BURMAN

NELSON O. FITTS

JEFFREY C. FOURMAUX

MICHAEL GAT

JEREMY L. GOLDSTEIN

MAURA R. GROSSMAN

JOSHUA M. HOLMES

JOSHUA A. MUNN

DAVID E. SHAPIRO

ANTE VUCIC

IAN BOCZKO

KEVIN M. COSTANTINO

MATTHEW M. GUEST

WILLIAM R. HARKER

DAVID KAHAN

MARK A. KOENIG

DAVID K. LAM

KENNETH K. LEE

LAURA E. MUÑOZ

GEORGE J. RHEAULT

MICHAEL S. WINOGRAD

FORREST G. ALOGNA

JAMES R. LEVINE

STEPHANIE P. LISTOKIN

GORDON M. MEAD

DANIELLE L. ROSE

BENJAMIN M. ROTH

RICHARD C. SQUIRE

ROBIN M. WALL

JOSHUA D. BLANK

JOSHUA A. FELTMAN

JORDAN A. GOLDSTEIN

CHETAN GULATI

ADAM HICKEY

MARGARET ISA

EMIL A. KLEINHAUS

ANDREW S. JACOBS

JASON M. LYNCH

HEATHER L. MAHAR

DEBORAH MARTINEZ

SARAH E. McCALLUM

DAVID B. SILVA

STEPHANIE J. VAN DUREN

KRISHNA VEERARAGHAVAN

ADIR G. WALDMAN

B. UMUT ERGUN

KRISTELIA A. GARCIA

RICHARD S. GIPSTEIN

SARAH S. JOHNSON

SARAH A. LEWIS

SARAH FERN MEIL

GARRETT B. MORITZ

ALISON L. PLESSMAN

CHARLES C. YI

April 11, 2005

VIA EDGAR TRANSMISSION

Mr. Mark Webb

Branch Chief

Division of Corporation Finance

Securities and Exchange Commission

450 Fifth Street

Washington, D.C. 20549

Re:	Lazard Ltd —
Registration Statement on Form S-1 (No. 333-121407) relating to the initial public offering of shares of Lazard Ltd Class A common stock

Dear Mr. Webb:

On behalf of Lazard Ltd, a Bermuda corporation (the “Company”), submitted for filing under the Securities Act of 1933, as amended, is Amendment No. 3 to the Company’s Registration Statement on Form S-1 (the “Registration Statement”), relating to a proposed initial public offering of shares of the Company’s Class A common stock, par value $0.01 per share.

In connection with the filing of the Registration Statement, an additional filing fee of $11,290 was paid to the Commission on April 8, 2005. Please note that the balance of the $111,335 filing fee for the Registration Statement was previously paid upon the initial filing of the Registration Statement.

WACHTELL, LIPTON, ROSEN & KATZ

Securities and Exchange Commission

April 11, 2005

If you have any questions regarding this filing, please contact the undersigned at (212) 403-1340, or Benjamin D. Fackler, Esq. at (212) 403-1395, both of this office, as counsel to the Company.

Very truly yours,

/s/ Kevin M. Costantino

Kevin M. Costantino, Esq.

cc: Scott D. Hoffman, Esq. (Lazard Ltd)